Net interest income (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Net Interest Income [Line Items]
Interest income from loans and deposits	$ 6,070	$ 5,438	$ 4,804	$ 11,508	$ 8,949
Interest income from securities financing transactions measured at amortized cost	1,008	988	833	1,996	1,599
Interest income from other financial instruments measured at amortized cost	320	323	276	643	535
Interest income from debt instruments measured at fair value through other comprehensive income	26	27	26	54	48
Interest income from derivative instruments designated as cash flow hedges	(532)	(537)	(457)	(1,069)	(833)
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	6,892	6,240	5,483	13,132	10,298
Interest expense on loans and deposits	5,453	4,836	3,452	10,289	6,361
Interest expense on securities financing transactions measured at amortized cost	499	407	474	906	839
Interest expense on debt issued	1,099	787	656	1,886	1,211
Interest expense on lease liabilities	29	22	25	51	50
Total interest expense from financial instruments measured at amortized cost	7,080	6,052	4,607	13,132	8,461
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	(188)	188	876	(1)	1,837
Net interest income from financial instruments measured at fair value through profit or loss and other	910	618	430	1,528	856
Total net interest income	$ 722	$ 806	$ 1,305	$ 1,528	$ 2,694